Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Telephone (215) 564-8000
Fax (215) 564-8120
www.stradley.com

Katherine Mason
KMason@stradley.com
215.564.8006

1933 Act Rule 485(a)(1)
1933 Act File No. 333-146680
1940 Act File No. 811-22132

February 10, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

             Re: Aberdeen Funds
             File Nos. 333-146680 and 811-22132

Ladies and Gentlemen:

          Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 9 (the “Amendment”) to the Registration Statement of Aberdeen Funds (the “Trust”). The purpose of this Amendment is to correct class identifier numbers that were incorrectly listed and add class identifier numbers that were inadvertently omitted for the Aberdeen Asia Bond Fund, Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund and Aberdeen International Focus Portfolio (the “Funds”) in the Trust’s Post-Effective Amendment No. 8 (Accession No.: 0001386893-09-000028) filed on February 6, 2009. Pursuant to discussions with the staff, the Amendment incorporates by reference the information contained in Parts A and B of Post- Effective Amendment No. 8 (the Prospectus and Statement of Additional Information) and is proposed to go effective on April 22, 2009, the same effective date for Post-Effective Amendment No. 8.

          As noted on the facing sheet, the Amendment relates only to the Aberdeen Asia Bond Fund, Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund and Aberdeen International Focus Portfolio, and the Amendment does not affect the prospectus and statement of additional information of the Trust’s other series.

          Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Kenneth L. Greenberg (215) 564-8149 in my absence.

Sincerely,

/s/ Katherine R. Mason
Katherine R. Mason, Esq.